Share Capital and Capital reserve - Schedule (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,446.3	€ 1,453.4
Listing and share transaction costs	(27.3)	(27.3)
Total net share capital and capital reserve	1,419.0	1,426.1
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,446.3	€ 1,453.4
number of shares repurchased, not yet settled	100,000
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	162,195,245	163,167,134